Significant Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Significant Acquisitions [Abstract]
Schedule of Fair Value of Assets and Liabilities Acquired

Adjusted Purchase Price
Cash consideration to sellers	59,217
Fair Value of Assets and Liabilities Acquired
Cash and cash equivalents	6,090
Trade receivables	93,252
Prepayments and other current assets	1,886
Restricted cash	342
Inventories	6,552
Advances for vessels under construction	1,269
Vessels cost	22,180
Other fixed assets	2,296
Non-compete covenants	3,365
Trade payables	(22,337)
Short-term borrowings	(61,781)
Long- term debt	(7,445)
Accrued and other liabilities	(4,323)
Deferred tax liability	(2,584)
Non current liabilities	(60)
Total fair value of assets and liabilities acquired	38,702
Goodwill	20,515

Purchase Accounting Adjustments
Adjusted Purchase Price
Cash consideration to sellers	10,300
Acquisition costs	225
Adjusted purchase price	10,525